Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Restricted Net Assets
Appropriation of after-tax income to general reserve fund or statutory surplus reserve fund (as a percentage)	10.00%
Transfer of assets, restricted portion	$ 28,520	¥ 186,060	$ 35,940	¥ 250,230